Exhibit 99.1

CGGS Commercial Mortgage Trust 2018-WSS

Commercial Mortgage Pass-Through Certificates, Series 2018-WSS

Report To:

Citigroup Commercial Mortgage Securities Inc.

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

23 February 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. Citi Real Estate Funding Inc. Citigroup Global Markets Inc. 390 Greenwich Street New York, New York 10013
Goldman Sachs Mortgage Company Goldman Sachs & Co. LLC 200 West Street New York, New York 10282

Re:	CGGS Commercial Mortgage Trust 2018-WSS
Commercial Mortgage Pass-Through Certificates, Series 2018-WSS (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the CGGS Commercial Mortgage Trust 2018-WSS securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originators of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

23 February 2018

Attachment A Page 1 of 11

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in CGGS Commercial Mortgage Trust 2018-WSS (the “Issuing Entity”) that will be established by the Depositor,
b.	The Issuing Entity’s assets will consist primarily of two componentized promissory notes evidencing a floating rate interest-only commercial mortgage loan (the “Mortgage Loan”),
c.	The Mortgage Loan is primarily secured by first mortgage/deed of trust/deed to secure debt liens on the borrower’s fee simple interest and the operating lessee’s leasehold interest in 92 extended stay hotel properties located across 22 states (each, a “Property” and collectively, the “Properties”) and
d.	The Mortgage Loan has two related floating rate, interest-only mezzanine loans (the “Mezzanine A Loan” and “Mezzanine B Loan,” respectively and collectively, the “Mezzanine Loans”) that will not be assets of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 9 March 2018 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 11

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Monthly Payment Date” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loans as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Monthly Payment Date and
b.	Initial Maturity Date

of the Mortgage Loan and Mezzanine Loans, both as shown on the Final Data File, we recalculated the “Original Balloon Term (Months)” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	With respect to the Mortgage Loan and Mezzanine Loans, the applicable Source Documents indicate that the Mortgage Loan and Mezzanine Loans are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use the “Original Balloon Term (Months)” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, for the interest-only period of the Mortgage Loan and Mezzanine Loans (the “IO Period”),
b.	Use “0” for the original amortization term of the Mortgage Loan and Mezzanine Loans (the “Original Amort Term (Months)”),
c.	Use the original balance of the Mortgage Loan and each Property, as shown in the loan agreement Source Document, for the principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Cut-Off Date Allocated Mortgage Loan Amount ($)”),
d.	Use the original balance of the Mezzanine A Loan and each Property, as shown in the mezzanine A loan agreement Source Document, for the principal balance of the Mezzanine A Loan and each Property as of the Reference Date (the “Cut-Off Date Allocated Mezzanine A Loan Amount ($)”) and

Attachment A Page 3 of 11

6. (continued)

e.	Use the original balance of the Mezzanine B Loan and each Property, as shown in the mezzanine B loan agreement Source Document, for the principal balance of the Mezzanine B Loan and each Property as of the Reference Date (the “Cut-Off Date Allocated Mezzanine B Loan Amount ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Cut-Off Date Allocated Mortgage Loan Amount ($),
b.	Cut-Off Date Allocated Mezzanine A Loan Amount ($) and
c.	Cut-Off Date Allocated Mezzanine B Loan Amount ($)

of the Mortgage Loan, Mezzanine Loans and each Property, as applicable, all as shown on the Final Data File, we recalculated the “Cut-Off Date Allocated Total Loan Amount ($)” of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the “Cut-Off Date Allocated Mortgage Loan Amount ($)” of the Mortgage Loan and each Property, as shown on the Final Data File, we recalculated the “Percentage of Cut-Off Date Allocated Mortgage Loan Amount” of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Original Balloon Term (Months),
b.	IO Period and
c.	Seasoning

of the Mortgage Loan and Mezzanine Loans, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity (Months) and
ii.	Remaining IO Term (Months)

of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Interest Rate Trust Margin,
b.	Mezzanine A Interest Rate Margin,
c.	Mezzanine B Interest Rate Margin,
d.	Cut-Off Date Allocated Mortgage Loan Amount ($),
e.	Cut-Off Date Allocated Mezzanine A Loan Amount ($) and
f.	Cut-Off Date Allocated Mezzanine B Loan Amount ($)

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the “Total Loan Interest Rate Margin” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 11

11.	Using the:
a.	Cut-Off Date Allocated Mortgage Loan Amount ($),
b.	Interest Rate Trust Margin,
c.	LIBOR Floor,
d.	LIBOR Cap and
e.	Interest Calculation (30/360 / Actual/360)

of the Mortgage Loan, all as shown on the Final Data File, a LIBOR assumption of 1.5500% that was provided by the Depositor, the LIBOR rounding methodology that is described in the loan agreement Source Document and the calculation methodologies provided by the Depositor which are described in the four succeeding paragraphs of this Item 11., we recalculated the:

i.	Monthly Trust Debt Service Payment (Based on assumed LIBOR of 1.5500%),
ii.	Monthly Trust Debt Service Payment (at LIBOR Cap),
iii.	Annual Trust Debt Service Payment (Based on assumed LIBOR of 1.5500%) and
iv.	Annual Trust Debt Service Payment (at LIBOR Cap)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Trust Debt Service Payment (Based on assumed LIBOR of 1.5500%)” of the Mortgage Loan as 1/12th of the product of:

a.	The “Cut-Off Date Allocated Mortgage Loan Amount ($)” of the Mortgage Loan, as shown on the Final Data File,
b.	The sum of:
i.	The “Interest Rate Trust Margin” of the Mortgage Loan, as shown on the Final Data File, and
ii.	The greater of:
(a)	The “LIBOR Floor” of the Mortgage Loan, as shown on the Final Data File, and
(b)	The LIBOR assumption of 1.5500% that was provided by the Depositor, rounded (if applicable) using the LIBOR rounding methodology that is described in the loan agreement Source Document and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Trust Debt Service Payment (at LIBOR Cap)” of the Mortgage Loan as 1/12th of the product of:

a.	The “Cut-Off Date Allocated Mortgage Loan Amount ($)” of the Mortgage Loan, as shown on the Final Data File,

b.	The sum of:
i.	The “Interest Rate Trust Margin” of the Mortgage Loan, as shown on the Final Data File, and
ii.	The “LIBOR Cap” of the Mortgage Loan, as shown on the Final Data File, and
c.	365/360.

Attachment A Page 5 of 11

11. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Trust Debt Service Payment (Based on assumed LIBOR of 1.5500%)” of the Mortgage Loan as the “Monthly Trust Debt Service Payment (Based on assumed LIBOR of 1.5500%),” as shown on the Final Data File, multiplied by 12.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Trust Debt Service Payment (at LIBOR Cap)” of the Mortgage Loan as the “Monthly Trust Debt Service Payment (at LIBOR Cap),” as shown on the Final Data File, multiplied by 12.

12.	Using the:
a.	Cut-Off Date Allocated Mezzanine A Loan Amount ($),
b.	Mezzanine A Interest Rate Margin,
c.	LIBOR Floor,
d.	LIBOR Cap and
e.	Interest Calculation (30/360 / Actual/360)

of the Mezzanine A Loan, all as shown on the Final Data File, a LIBOR assumption of 1.5500% that was provided by the Depositor, the LIBOR rounding methodology that is described in the mezzanine A loan agreement Source Document and the calculation methodologies provided by the Depositor which are described in the four succeeding paragraphs of this Item 12., we recalculated the:

i.	Monthly Mezzanine A Debt Service Payment (Based on assumed LIBOR of 1.5500%),
ii.	Monthly Mezzanine A Debt Service Payment (at LIBOR Cap),
iii.	Annual Mezzanine A Debt Service Payment (Based on assumed LIBOR of 1.5500%) and
iv.	Annual Mezzanine A Debt Service Payment (at LIBOR Cap)

of the Mezzanine A Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 11

12. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mezzanine A Debt Service Payment (Based on assumed LIBOR of 1.5500%)” of the Mezzanine A Loan as 1/12th of the product of:

a.	The “Cut-Off Date Allocated Mezzanine A Loan Amount ($)” of the Mezzanine A Loan, as shown on the Final Data File,

b.	The sum of:
i.	The “Mezzanine A Interest Rate Margin” of the Mezzanine A Loan, as shown on the Final Data File, and
ii.	The greater of:
(a)	The “LIBOR Floor” of the Mezzanine A Loan, as shown on the Final Data File, and
(b)	The LIBOR assumption of 1.5500% that was provided by the Depositor, rounded (if applicable) using the LIBOR rounding methodology that is described in the mezzanine A loan agreement Source Document and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mezzanine A Debt Service Payment (at LIBOR Cap)” of the Mezzanine A Loan as 1/12th of the product of:

a.	The “Cut-Off Date Allocated Mezzanine A Loan Amount ($)” of the Mezzanine A Loan, as shown on the Final Data File,

b.	The sum of:
i.	The “Mezzanine A Interest Rate Margin” of the Mezzanine A Loan, as shown on the Final Data File, and
ii.	The “LIBOR Cap” of the Mezzanine A Loan, as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezzanine A Debt Service Payment (Based on assumed LIBOR of 1.5500%)” of the Mezzanine A Loan as the “Monthly Mezzanine A Debt Service Payment (Based on assumed LIBOR of 1.5500%),” as shown on the Final Data File, multiplied by 12.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezzanine A Debt Service Payment (at LIBOR Cap)” of the Mezzanine A Loan as the “Monthly Mezzanine A Debt Service Payment (at LIBOR Cap),” as shown on the Final Data File, multiplied by 12.

Attachment A Page 7 of 11

13.	Using the:
a.	Cut-Off Date Allocated Mezzanine B Loan Amount ($),
b.	Mezzanine B Interest Rate Margin,
c.	LIBOR Floor,
d.	LIBOR Cap and
e.	Interest Calculation (30/360 / Actual/360)

of the Mezzanine B Loan, all as shown on the Final Data File, a LIBOR assumption of 1.5500% that was provided by the Depositor, the LIBOR rounding methodology that is described in the mezzanine B loan agreement Source Document and the calculation methodologies provided by the Depositor which are described in the four succeeding paragraphs of this Item 13., we recalculated the:

i.	Monthly Mezzanine B Debt Service Payment (Based on assumed LIBOR of 1.5500%),
ii.	Monthly Mezzanine B Debt Service Payment (at LIBOR Cap),
iii.	Annual Mezzanine B Debt Service Payment (Based on assumed LIBOR of 1.5500%) and
iv.	Annual Mezzanine B Debt Service Payment (at LIBOR Cap)

of the Mezzanine B Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mezzanine B Debt Service Payment (Based on assumed LIBOR of 1.5500%)” of the Mezzanine B Loan as 1/12th of the product of:

a.	The “Cut-Off Date Allocated Mezzanine B Loan Amount ($)” of the Mezzanine B Loan, as shown on the Final Data File,

b.	The sum of:
i.	The “Mezzanine B Interest Rate Margin” of the Mezzanine B Loan, as shown on the Final Data File, and
ii.	The greater of:
(a)	The “LIBOR Floor” of the Mezzanine B Loan, as shown on the Final Data File, and
(b)	The LIBOR assumption of 1.5500% that was provided by the Depositor, rounded (if applicable) using the LIBOR rounding methodology that is described in the mezzanine B loan agreement Source Document and

c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mezzanine B Debt Service Payment (at LIBOR Cap)” of the Mezzanine B Loan as 1/12th of the product of:

a.	The “Cut-Off Date Allocated Mezzanine B Loan Amount ($)” of the Mezzanine B Loan, as shown on the Final Data File,

b.	The sum of:
i.	The “Mezzanine B Interest Rate Margin” of the Mezzanine B Loan, as shown on the Final Data File, and
ii.	The “LIBOR Cap” of the Mezzanine B Loan, as shown on the Final Data File, and
c.	365/360.

Attachment A Page 8 of 11

13. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezzanine B Debt Service Payment (Based on assumed LIBOR of 1.5500%)” of the Mezzanine B Loan as the “Monthly Mezzanine B Debt Service Payment (Based on assumed LIBOR of 1.5500%),” as shown on the Final Data File, multiplied by 12.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezzanine B Debt Service Payment (at LIBOR Cap)” of the Mezzanine B Loan as the “Monthly Mezzanine B Debt Service Payment (at LIBOR Cap),” as shown on the Final Data File, multiplied by 12.

14.	Using the:
a.	Cut-Off Date Allocated Total Loan Amount ($),
b.	Total Loan Interest Rate Margin,
c.	LIBOR Floor,
d.	LIBOR Cap and
e.	Interest Calculation (30/360 / Actual/360)

of the Mortgage Loan, Mezzanine Loans and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, a LIBOR assumption of 1.5500% that was provided by the Depositor, the LIBOR rounding methodology that is described in the loan agreement, mezzanine A loan agreement and mezzanine B loan agreement Source Documents and the calculation methodologies provided by the Depositor which are described in the four succeeding paragraphs of this Item 14., we recalculated the:

i.	Monthly Total Loan Debt Service Payment (Based on assumed LIBOR of 1.5500%),
ii.	Monthly Total Loan Debt Service Payment (at LIBOR Cap),
iii.	Annual Total Loan Debt Service Payment (Based on assumed LIBOR of 1.5500%) and
iv.	Annual Total Loan Debt Service Payment (at LIBOR Cap)

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 11

14. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Total Loan Debt Service Payment (Based on assumed LIBOR of 1.5500%)” of the Total Debt associated with the Mortgage Loan as 1/12th of the product of:

a.	The “Cut-Off Date Allocated Total Loan Amount ($)” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File,

b.	The sum of:
i.	The “Total Loan Interest Rate Margin” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File, and
ii.	The greater of:
(a)	The “LIBOR Floor” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, and
(b)	The LIBOR assumption of 1.5500% that was provided by the Depositor, rounded (if applicable) using the LIBOR rounding methodology that is described in the loan agreement, mezzanine A loan agreement and mezzanine B loan agreement Source Documents and

c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Total Loan Debt Service Payment (at LIBOR Cap)” of the Total Debt associated with the Mortgage Loan as 1/12th of the product of:

a.	The “Cut-Off Date Allocated Total Loan Amount ($)” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File,
b.	The sum of:
i.	The “Total Loan Interest Rate Margin” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File, and
ii.	The “LIBOR Cap” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, and

c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Total Loan Debt Service Payment (Based on assumed LIBOR of 1.5500%)” of the Total Debt associated with the Mortgage Loan as the “Monthly Total Loan Debt Service Payment (Based on assumed LIBOR of 1.5500%),” as shown on the Final Data File, multiplied by 12.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Total Loan Debt Service Payment (at LIBOR Cap)” of the Total Debt associated with the Mortgage Loan as the “Monthly Total Loan Debt Service Payment (at LIBOR Cap),” as shown on the Final Data File, multiplied by 12.

Attachment A Page 10 of 11

15.	Using the:
a.	Cut-Off Date Allocated Mortgage Loan Amount ($),
b.	Annual Trust Debt Service Payment (Based on assumed LIBOR of 1.5500%),
c.	Bulk Sale Appraised Value ($),
d.	UW NCF ($) and
e.	Units

of the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Trust Loan Cut-off Date LTV,
ii.	Trust Loan UW NCF Debt Yield,
iii.	Trust Loan UW NCF DSCR,
iv.	Cut-Off Date Allocated Mortgage Loan Amount per Room ($) and
v.	Bulk Sale Appraised Value Per Room ($)

of the Mortgage Loan and, with respect to items iv. and v. above, each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the recalculated characteristics listed in items i. and ii. above to the nearest 1/10th of one percent and
b.	Round each of the recalculated characteristics listed in items iii. through v. above to two decimal places.

16.	Using the:
a.	Cut-Off Date Allocated Mortgage Loan Amount ($),
b.	Cut-Off Date Allocated Mezzanine A Loan Amount ($),
c.	Cut-Off Date Allocated Total Loan Amount ($),
d.	Annual Trust Debt Service Payment (Based on assumed LIBOR of 1.5500%),
e.	Annual Mezzanine A Debt Service Payment (Based on assumed LIBOR of 1.5500%),
f.	Annual Total Loan Debt Service Payment (Based on assumed LIBOR of 1.5500%),
g.	Bulk Sale Appraised Value ($) and
h.	UW NCF ($)

of the Mortgage Loan, Mezzanine A Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Cut-Off Date LTV through Mezzanine A Loan,
ii.	Total Loan Cut-off Date LTV,
iii.	UW NCF Debt Yield Through Mezzanine A Loan,
iv.	Total Loan UW NCF Debt Yield,
v.	UW NCF DSCR Through Mezzanine A Loan and
vi.	Total Loan UW NCF DSCR and

of the Mortgage Loan, Mezzanine A Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 11 of 11

16. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the recalculated characteristics listed in items i. through iv. above to the nearest 1/10th of one percent and
b.	Round each of the recalculated characteristics listed in items v. and vi. above to two decimal places.

17.	Using the:
a.	As-Is Appraised Value ($) and
b.	Units

of each Property, both as shown on the Final Data File, we recalculated the “Appraised Value Per Room ($)” of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the:
a.	2013 CapEx,
b.	2014 CapEx,
c.	2015 CapEx
d.	2016 CapEx and
e.	2017 CapEx

of each Property, all shown on the Final Data File, we recalculated the “Total CapEx 2013-2017” of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Loan Agreement	1 February 2018

Promissory Notes	1 February 2018

Mezzanine A Promissory Notes	1 February 2018

Mezzanine B Promissory Notes	1 February 2018

Mezzanine A Loan Agreement (see Note 1)	1 February 2018

Mezzanine B Loan Agreement (see Note 1)	1 February 2018

Closing Statement	1 February 2018

Cash Management Agreement	1 February 2018

Interest Rate Cap Agreement	1 February 2018

Guaranty Agreement	1 February 2018

Non-Consolidation Opinion	1 February 2018

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	31 January 2018

USPS Internet Site (www.usps.gov)	Not Applicable

Engineering Reports	Various

Environmental Phase I Reports	Various

Seismic Reports	Various

Underwriting Summary	Not Dated

Pro Forma Title Policies	Not Applicable

Exhibit 1 to Attachment A

Property Source Documents (continued)

Source Document Title	Source Document Date

Property Management Agreements	Not Dated

Franchise Agreements	Not Dated

Operating Lease Pledge and Security Agreement	1 February 2018

STR Rollup Summaries	Various

CapEx Summary	Not Dated

Note:

1.	The mezzanine A loan agreement and mezzanine B loan agreement Source Documents are hereinafter referred to collectively as the “Mezzanine Loan Agreements.”

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report, Engineering Report or Environmental Phase I Report
City (see Notes 1 and 2)	Appraisal Report, Engineering Report or Environmental Phase I Report
State (see Note 1)	Appraisal Report
Zip Code	Appraisal Report or USPS Internet Site (www.usps.gov)
Year Built (see Note 2)	Appraisal Report
Renovated Date (see Note 2)	Appraisal Report
Flag	Appraisal Report
Units	Appraisal Report
Unit Type	Appraisal Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Ownership Interest (see Note 3)	Pro Forma Title Policy
Management Base Fee	Property Management Agreement
Franchise Royalty Fee (%)	Franchise Agreement
Franchise Marketing Fund (%)	Franchise Agreement
FF&E Reserve Requirement (%)	Property Management Agreement
Franchise Agreement Initial Maturity (see Note 4)	Franchise Agreement
Franchise Agreement Renewal	Franchise Agreement
Franchise Agreement Final Maturity	Franchise Agreement

Third Party Information:

Characteristic	Source Document

As-Is Appraised Value ($)	Appraisal Report
Bulk Sale Appraised Value ($)	Portfolio Appraisal Report
Appraisal Date	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date	Environmental Phase I Report
Seismic Report Date (see Note 5)	Seismic Report
Seismic Zone	Engineering Report
PML (SEL) (see Note 5)	Seismic Report
(SUL) (see Note 5)	Seismic Report

Exhibit 2 to Attachment A

Hotel Operating Information:

Characteristic	Source Document

2012 Occupancy Penetration	STR Rollup Summary
2013 Occupancy Penetration	STR Rollup Summary
2014 Occupancy Penetration	STR Rollup Summary
2015 Occupancy Penetration	STR Rollup Summary
2016 Occupancy Penetration	STR Rollup Summary
November 2017 TTM Occupancy Penetration	STR Rollup Summary
2012 ADR Penetration	STR Rollup Summary
2013 ADR Penetration	STR Rollup Summary
2014 ADR Penetration	STR Rollup Summary
2015 ADR Penetration	STR Rollup Summary
2016 ADR Penetration	STR Rollup Summary
November 2017 TTM ADR Penetration	STR Rollup Summary
2012 Rev PARPenetration	STR Rollup Summary
2013 Rev PARPenetration	STR Rollup Summary
2014 Rev PARPenetration	STR Rollup Summary
2015 Rev PARPenetration	STR Rollup Summary
2016 Rev PARPenetration	STR Rollup Summary
November 2017 TTM Rev PARPenetration	STR Rollup Summary
2012 Available Rooms	Underwriting Summary
2013 Available Rooms	Underwriting Summary
2014 Available Rooms	Underwriting Summary
2015 Available Rooms	Underwriting Summary
2016 Available Rooms	Underwriting Summary
2017 Available Rooms	Underwriting Summary
2018B Available Rooms	Underwriting Summary
UW Available Rooms	Underwriting Summary
2012 Occupied Rooms	Underwriting Summary
2013 Occupied Rooms	Underwriting Summary
2014 Occupied Rooms	Underwriting Summary
2015 Occupied Rooms	Underwriting Summary
2016 Occupied Rooms	Underwriting Summary
2017 Occupied Rooms	Underwriting Summary
2018B Occupied Rooms	Underwriting Summary
UW Occupied Rooms	Underwriting Summary
2012 Occupancy	Underwriting Summary
2013 Occupancy	Underwriting Summary
2014 Occupancy	Underwriting Summary
2015 Occupancy	Underwriting Summary
2016 Occupancy	Underwriting Summary
2017 Occupancy	Underwriting Summary
2018B Occupancy	Underwriting Summary
UW Occupancy	Underwriting Summary
2012 Average Daily Rate ($)	Underwriting Summary
2013 Average Daily Rate ($)	Underwriting Summary
2014 Average Daily Rate ($)	Underwriting Summary
2015 Average Daily Rate ($)	Underwriting Summary

Exhibit 2 to Attachment A

Hotel Operating Information: (continued)

Characteristic	Source Document

2016 Average Daily Rate ($)	Underwriting Summary
2017 Average Daily Rate ($)	Underwriting Summary
2018B Average Daily Rate ($)	Underwriting Summary
UW Average Daily Rate ($)	Underwriting Summary
2012 RevPAR ($)	Underwriting Summary
2013 RevPAR ($)	Underwriting Summary
2014 RevPAR ($)	Underwriting Summary
2015 RevPAR ($)	Underwriting Summary
2016 RevPAR ($)	Underwriting Summary
2017 RevPAR ($)	Underwriting Summary
2018B RevPAR ($)	Underwriting Summary
UW RevPAR ($)	Underwriting Summary
2013 CapEx	CapEx Summary
2014 CapEx	CapEx Summary
2015 CapEx	CapEx Summary
2016 CapEx	CapEx Summary
2017 CapEx	CapEx Summary

Underwriting Information: (see Note 6)

Characteristic	Source Document

2012 Rooms Revenue ($)	Underwriting Summary
2013 Rooms Revenue ($)	Underwriting Summary
2014 Rooms Revenue ($)	Underwriting Summary
2015 Rooms Revenue ($)	Underwriting Summary
2016 Rooms Revenue ($)	Underwriting Summary
2017 Rooms Revenue ($)	Underwriting Summary
2018B Rooms Revenue ($)	Underwriting Summary
UW Rooms Revenue ($)	Underwriting Summary
2012 Total Revenue ($)	Underwriting Summary
2013 Total Revenue ($)	Underwriting Summary
2014 Total Revenue ($)	Underwriting Summary
2015 Total Revenue ($)	Underwriting Summary
2016 Total Revenue ($)	Underwriting Summary
2017 Total Revenue ($)	Underwriting Summary
2018B Total Revenue ($)	Underwriting Summary
UW Total Revenue ($)	Underwriting Summary
2012 Rooms Expense ($)	Underwriting Summary
2013 Rooms Expense ($)	Underwriting Summary
2014 Rooms Expense ($)	Underwriting Summary
2015 Rooms Expense ($)	Underwriting Summary
2016 Rooms Expense ($)	Underwriting Summary
2017 Rooms Expense ($)	Underwriting Summary
2018B Rooms Expense ($)	Underwriting Summary

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

UW Rooms Expense ($)	Underwriting Summary
2012 Labor & Benefits Expense ($)	Underwriting Summary
2013 Labor & Benefits Expense ($)	Underwriting Summary
2014 Labor & Benefits Expense ($)	Underwriting Summary
2015 Labor & Benefits Expense ($)	Underwriting Summary
2016 Labor & Benefits Expense ($)	Underwriting Summary
2017 Labor & Benefits Expense ($)	Underwriting Summary
2018B Labor & Benefits Expense ($)	Underwriting Summary
UW Labor & Benefits Expense ($)	Underwriting Summary
2012 G&A (excl. Credit Card Expense) ($)	Underwriting Summary
2013 G&A (excl. Credit Card Expense) ($)	Underwriting Summary
2014 G&A (excl. Credit Card Expense) ($)	Underwriting Summary
2015 G&A (excl. Credit Card Expense) ($)	Underwriting Summary
2016 G&A (excl. Credit Card Expense) ($)	Underwriting Summary
2017 G&A (excl. Credit Card Expense) ($)	Underwriting Summary
2018B G&A (excl. Credit Card Expense) ($)	Underwriting Summary
UW G&A (excl. Credit Card Expense) ($)	Underwriting Summary
2012 Credit Card Expense ($)	Underwriting Summary
2013 Credit Card Expense ($)	Underwriting Summary
2014 Credit Card Expense ($)	Underwriting Summary
2015 Credit Card Expense ($)	Underwriting Summary
2016 Credit Card Expense ($)	Underwriting Summary
2017 Credit Card Expense ($)	Underwriting Summary
2018B Credit Card Expense ($)	Underwriting Summary
UW Credit Card Expense ($)	Underwriting Summary
2012 Professional Fees ($)	Underwriting Summary
2013 Professional Fees ($)	Underwriting Summary
2014 Professional Fees ($)	Underwriting Summary
2015 Professional Fees ($)	Underwriting Summary
2016 Professional Fees ($)	Underwriting Summary
2017 Professional Fees ($)	Underwriting Summary
2018B Professional Fees ($)	Underwriting Summary
UW Professional Fees ($)	Underwriting Summary
2012 Travel ($)	Underwriting Summary
2013 Travel ($)	Underwriting Summary
2014 Travel ($)	Underwriting Summary
2015 Travel ($)	Underwriting Summary
2016 Travel ($)	Underwriting Summary
2017 Travel ($)	Underwriting Summary
2018B Travel ($)	Underwriting Summary
UW Travel ($)	Underwriting Summary
2012 Information & Technology ($)	Underwriting Summary
2013 Information & Technology ($)	Underwriting Summary
2014 Information & Technology ($)	Underwriting Summary
2015 Information & Technology ($)	Underwriting Summary
2016 Information & Technology ($)	Underwriting Summary
2017 Information & Technology ($)	Underwriting Summary

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

2018B Information & Technology ($)	Underwriting Summary
UW Information & Technology ($)	Underwriting Summary
2012 Marketing Expense (Excl. OTA) ($)	Underwriting Summary
2013 Marketing Expense (Excl. OTA) ($)	Underwriting Summary
2014 Marketing Expense (Excl. OTA) ($)	Underwriting Summary
2015 Marketing Expense (Excl. OTA) ($)	Underwriting Summary
2016 Marketing Expense (Excl. OTA) ($)	Underwriting Summary
2017 Marketing Expense (Excl. OTA) ($)	Underwriting Summary
2018B Marketing Expense (Excl. OTA) ($)	Underwriting Summary
UW Marketing Expense (Excl. OTA) ($)	Underwriting Summary
2012 OTA Commissions ($)	Underwriting Summary
2013 OTA Commissions ($)	Underwriting Summary
2014 OTA Commissions ($)	Underwriting Summary
2015 OTA Commissions ($)	Underwriting Summary
2016 OTA Commissions ($)	Underwriting Summary
2017 OTA Commissions ($)	Underwriting Summary
2018B OTA Commissions ($)	Underwriting Summary
UW OTA Commissions ($)	Underwriting Summary
2012 Marketing Fund ($)	Underwriting Summary
2013 Marketing Fund ($)	Underwriting Summary
2014 Marketing Fund ($)	Underwriting Summary
2015 Marketing Fund ($)	Underwriting Summary
2016 Marketing Fund ($)	Underwriting Summary
2017 Marketing Fund ($)	Underwriting Summary
2018B Marketing Fund ($)	Underwriting Summary
UW Marketing Fund ($)	Underwriting Summary
2012 Call Center ($)	Underwriting Summary
2013 Call Center ($)	Underwriting Summary
2014 Call Center ($)	Underwriting Summary
2015 Call Center ($)	Underwriting Summary
2016 Call Center ($)	Underwriting Summary
2017 Call Center ($)	Underwriting Summary
2018B Call Center ($)	Underwriting Summary
UW Call Center ($)	Underwriting Summary
2012 Maintenance ($)	Underwriting Summary
2013 Maintenance ($)	Underwriting Summary
2014 Maintenance ($)	Underwriting Summary
2015 Maintenance ($)	Underwriting Summary
2016 Maintenance ($)	Underwriting Summary
2017 Maintenance ($)	Underwriting Summary
2018B Maintenance ($)	Underwriting Summary
UW Maintenance ($)	Underwriting Summary
2012 Utilities ($)	Underwriting Summary
2013 Utilities ($)	Underwriting Summary
2014 Utilities ($)	Underwriting Summary
2015 Utilities ($)	Underwriting Summary
2016 Utilities ($)	Underwriting Summary

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

2017 Utilities ($)	Underwriting Summary
2018B Utilities ($)	Underwriting Summary
UW Utilities ($)	Underwriting Summary
2012 Royalty Fees ($)	Underwriting Summary
2013 Royalty Fees ($)	Underwriting Summary
2014 Royalty Fees ($)	Underwriting Summary
2015 Royalty Fees ($)	Underwriting Summary
2016 Royalty Fees ($)	Underwriting Summary
2017 Royalty Fees ($)	Underwriting Summary
2018B Royalty Fees ($)	Underwriting Summary
UW Royalty Fees ($)	Underwriting Summary
2012 Management Fees ($)	Underwriting Summary
2013 Management Fees ($)	Underwriting Summary
2014 Management Fees ($)	Underwriting Summary
2015 Management Fees ($)	Underwriting Summary
2016 Management Fees ($)	Underwriting Summary
2017 Management Fees ($)	Underwriting Summary
2018B Management Fees ($)	Underwriting Summary
UW Management Fees ($)	Underwriting Summary
2012 Total Operating Expenses ($)	Underwriting Summary
2013 Total Operating Expenses ($)	Underwriting Summary
2014 Total Operating Expenses ($)	Underwriting Summary
2015 Total Operating Expenses ($)	Underwriting Summary
2016 Total Operating Expenses ($)	Underwriting Summary
2017 Total Operating Expenses ($)	Underwriting Summary
2018B Total Operating Expenses ($)	Underwriting Summary
UW Total Operating Expenses ($)	Underwriting Summary
2012 Real Estate Taxes ($)	Underwriting Summary
2013 Real Estate Taxes ($)	Underwriting Summary
2014 Real Estate Taxes ($)	Underwriting Summary
2015 Real Estate Taxes ($)	Underwriting Summary
2016 Real Estate Taxes ($)	Underwriting Summary
2017 Real Estate Taxes ($)	Underwriting Summary
2018B Real Estate Taxes ($)	Underwriting Summary
UW Real Estate Taxes ($)	Underwriting Summary
2012 Insurance ($)	Underwriting Summary
2013 Insurance ($)	Underwriting Summary
2014 Insurance ($)	Underwriting Summary
2015 Insurance ($)	Underwriting Summary
2016 Insurance ($)	Underwriting Summary
2017 Insurance ($)	Underwriting Summary
2018B Insurance ($)	Underwriting Summary
UW Insurance ($)	Underwriting Summary
2012 Other Expenses ($)	Underwriting Summary
2013 Other Expenses ($)	Underwriting Summary
2014 Other Expenses ($)	Underwriting Summary
2015 Other Expenses ($)	Underwriting Summary

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

2016 Other Expenses ($)	Underwriting Summary
2017 Other Expenses ($)	Underwriting Summary
2018B Other Expenses ($)	Underwriting Summary
UW Other Expenses ($)	Underwriting Summary
2012 Total Fixed Expenses ($)	Underwriting Summary
2013 Total Fixed Expenses ($)	Underwriting Summary
2014 Total Fixed Expenses ($)	Underwriting Summary
2015 Total Fixed Expenses ($)	Underwriting Summary
2016 Total Fixed Expenses ($)	Underwriting Summary
2017 Total Fixed Expenses ($)	Underwriting Summary
2018B Total Fixed Expenses ($)	Underwriting Summary
UW Total Fixed Expenses ($)	Underwriting Summary
2012 NOI ($)	Underwriting Summary
2013 NOI ($)	Underwriting Summary
2014 NOI ($)	Underwriting Summary
2015 NOI ($)	Underwriting Summary
2016 NOI ($)	Underwriting Summary
2017 NOI ($)	Underwriting Summary
2018B NOI ($)	Underwriting Summary
UW NOI ($)	Underwriting Summary
2012 FF&E Reserve ($)	Underwriting Summary
2013 FF&E Reserve ($)	Underwriting Summary
2014 FF&E Reserve ($)	Underwriting Summary
2015 FF&E Reserve ($)	Underwriting Summary
2016 FF&E Reserve ($)	Underwriting Summary
2017 FF&E Reserve ($)	Underwriting Summary
2018B FF&E Reserve ($)	Underwriting Summary
UW FF&E Reserve ($)	Underwriting Summary
2012 NCF ($)	Underwriting Summary
2013 NCF ($)	Underwriting Summary
2014 NCF ($)	Underwriting Summary
2015 NCF ($)	Underwriting Summary
2016 NCF ($)	Underwriting Summary
November 2017 TTM NCF ($)	Underwriting Summary
2017 NCF ($)	Underwriting Summary
2018B NCF ($)	Underwriting Summary
UW NCF ($)	Underwriting Summary

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document

Initial Tax Escrow	Loan Agreement and Closing Statement
Ongoing Tax Escrow Monthly	Loan Agreement
Initial Insurance Escrow	Loan Agreement and Closing Statement
Ongoing Insurance Escrow Monthly	Loan Agreement
Initial Immediate Repairs Escrow	Loan Agreement and Closing Statement
Initial FF&E Escrow	Loan Agreement and Closing Statement
Ongoing FF&E Escrow Monthly	Loan Agreement
Initial PIP Escrow	Loan Agreement and Closing Statement
Ongoing PIP Escrow	Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Origination Date	Promissory Note
Interest Rate Trust Margin	Loan Agreement
Mezzanine A Interest Rate Margin	Mezzanine A Loan Agreement
Mezzanine B Interest Rate Margin	Mezzanine B Loan Agreement
LIBOR Cap (see Note 7)	Interest Rate Cap Agreement
LIBOR Floor (see Note 7)	Loan Agreement and Mezzanine Loan Agreements
LIBOR Lookback days (see Note 7)	Loan Agreement and Mezzanine Loan Agreements
LIBOR Cap Expiration Date (see Note 7)	Interest Rate Cap Agreement
Interest Calculation (30/360 / Actual/360) (see Note 7)	Loan Agreement and Mezzanine Loan Agreements
Amort Type (see Note 7)	Loan Agreement and Mezzanine Loan Agreements
Interest Accrual Period (see Note 7)	Loan Agreement and Mezzanine Loan Agreements
Grace Period	Loan Agreement
First Monthly Payment Date (see Note 7)	Loan Agreement and Mezzanine Loan Agreements
Initial Maturity Date (see Note 7)	Loan Agreement and Mezzanine Loan Agreements
Fully Extended Maturity Date (see Note 7)	Loan Agreement and Mezzanine Loan Agreements
Extensions (see Note 7)	Loan Agreement and Mezzanine Loan Agreements
Lockbox (see Note 8)	Loan Agreement and Cash Management Agreement
Lockbox Type (see Note 9)	Loan Agreement and Cash Management Agreement
Cash Management Type (see Note 10)	Loan Agreement and Cash Management Agreement
DY at Trigger Level	Loan Agreement
Prepayment Provision	Loan Agreement
Partial Prepayments Allowed (Y/N)?	Loan Agreement
Partial Release Permitted (Y/N)?	Loan Agreement
Substitution Allowed (Y/N)?	Loan Agreement
Borrower Entity	Loan Agreement
Single Purpose Entity	Loan Agreement
Non-Consolidation Letter	Non-Consolidation Opinion
Loan Purpose	Closing Statement
Future Debt Permitted (Y/N)	Loan Agreement
Release Premium	Loan Agreement
Terrorism Insurance Required	Loan Agreement
Property Manager	Property Management Agreement

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics for each Property, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the Properties listed in Table A1, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the information in the “Provided Value” column did not agree with the corresponding information in the “Source Document Value” column that was shown in the applicable Source Document.

Table A1:
Property Name	Characteristic	Source Document Value	Provided Value

Charleston Ashley Phosphate	City	North Charleston	Charleston

Kansas City Stadium	Year Built	2004 and 2014	2014

VP Columbus Fort Benning	Renovated Date	N/A	2018

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the Depositor.

3.	For the purpose of comparing the “Ownership Interest” characteristic for each Property, the Depositor instructed us to ignore the leasehold interest associated with BSREP II WS Hotel TRS Sub LLC for each Property and to use “Fee Simple.”

4.	For the purpose of comparing the “Franchise Agreement Initial Maturity” characteristic for each Property, the Depositor instructed us to assume the effective date of each franchise agreement Source Document is 1 February 2018.

5.	The Depositor instructed us to perform procedures on the:
a.	Seismic Report Date,
b.	PML (SEL) and
c.	(SUL)

characteristics only for Properties where we received a seismic report Source Document.

6.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

Exhibit 2 to Attachment A

Notes: (continued)

7.	For the purpose of comparing the:
a.	LIBOR Cap,
b.	LIBOR Floor,
c.	LIBOR Lookback days,
d.	LIBOR Cap Expiration Date,
e.	Interest Calculation (30/360 / Actual/360),
f.	Amort Type,
g.	Interest Accrual Period,
h.	First Monthly Payment Date,
i.	Initial Maturity Date,
j.	Fully Extended Maturity Date and
k.	Extensions

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loans that is shown in the applicable Source Document(s) for each of the characteristics listed in a. through k. above.

8.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “In-Place” for the “Lockbox” characteristic if the applicable Source Documents require the monthly debt service and reserve accounts to be funded directly from the lockbox account, and any excess cash is either (i) disbursed to the borrower or (ii) retained as additional collateral for the Mortgage Loan.

9.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox Type” characteristic if the applicable Source Documents require the borrower to direct credit card companies or credit card clearing banks to pay receipts directly to a lockbox account controlled by the lender.

10.	For the purpose of comparing the “Cash Management Type” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management Type” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Documents, revenue in the lockbox account is transferred to an account controlled by the borrower and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Documents, revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Documents.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property No.
Property Name
Franchise Call Center (%)
Earthquake Insurance Required
Environmental Insurance Required
Administrative Fee Rate (%)

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.